Derivative Liabilities (Details) - Schedule of changes in the fair value of the Company's Level 3 financial liabilities	4 Months Ended
Sep. 30, 2021 USD ($)
Schedule of changes in the fair value of the Company's Level 3 financial liabilities [Abstract]
Balance at the beginning of the period
Initial value of derivatives after reverse merger	7,520,076
Change in fair value of embedded conversion option	9,293,825
Initial value of derivatives upon issuance	486,800
Conversion of derivative liability	(343,000)
Fair value of warrant exercises	(630,484)
Balance at the end of the period	$ 16,327,217